FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair value measurements
Fair value of foreign currency forward contracts	$ 57
Foreign currency forward contracts | Level 2 | Recurring basis
Fair value measurements
Fair value of foreign currency forward contracts	57	0
Notional contract amount	$ 6,377